Note 5 - Inventories, net: Summary of inventories, net (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Summary of inventories, net
	As of December 31, 2024	As of December 31, 2023

Raw materials	$262,772	$425,986
Finished goods	951,786	399,291
Work in process	991,771	1,458,532
Total inventories, net	$2,206,329	$2,283,809